Provisions - Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 167,451	$ 157,165
Charges for the year	97,039	152,900
Provisions reversed with a credit to income	(6,373)	(3,964)
Amounts used	(123,537)	(127,019)
Provision against equity	4,367
Transfers from/(to) other accounts		(2,176)
Exchange differences and others	3,780	(9,455)
Balance at end of period	142,727	167,451
Environment provision [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	1,564	3,695
Charges for the year	1,292	13
Amounts used	(727)	(345)
Transfers from/(to) other accounts		(1,510)
Exchange differences and others	(46)	(289)
Balance at end of period	2,083	1,564
Provisions for litigation [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	23,142	1,952
Charges for the year	7,142	22,134
Provisions reversed with a credit to income	(487)	(48)
Amounts used	(22,029)	(798)
Exchange differences and others	145	(98)
Balance at end of period	7,913	23,142
Provisions for third-party liability
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	5,960	8,905
Charges for the year	267	454
Amounts used	(215)	(2,863)
Provision against equity	4,367
Exchange differences and others	217	(536)
Balance at end of period	10,596	5,960
Provisions for C02 emissions allowances [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	102,756	110,246
Charges for the year	81,424	114,185
Provisions reversed with a credit to income	(3,036)	(2,435)
Amounts used	(93,471)	(112,485)
Exchange differences and others	2,798	(6,755)
Balance at end of period	90,471	102,756
Provision for restructuring cost
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	21,539	22,350
Charges for the year		9,092
Provisions reversed with a credit to income		(591)
Amounts used	(6,977)	(8,012)
Exchange differences and others	681	(1,300)
Balance at end of period	15,243	21,539
Other provisions [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	12,490	10,017
Charges for the year	6,914	7,022
Provisions reversed with a credit to income	(2,850)	(890)
Amounts used	(118)	(2,516)
Transfers from/(to) other accounts		(666)
Exchange differences and others	(15)	(477)
Balance at end of period	$ 16,421	$ 12,490